Stockholders' Equity (Details 1) - Employee Stock Option [Member]	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Expected life	6 years	6 years
Risk-free interest rate	2.13%	2.17%
Expected annual volatility	114.20%	113.79%
Dividend yield	0.00%	0.00%